Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current Assets
Cash and cash equivalents		$ 3,014,219	$ 23,366,226	$ 6,341,165
Cash-segregated for regulatory purpose		3,255,752	25,238,586	3,806,881
Financial instruments held, at fair value		218	1,692	1,254
Receivables from customers, net of allowance		81,339	630,544	213,754
Deposits and other receivables, net of allowance		1,291,266	10,009,896	84,285
Prepaid expenses		451,306	3,498,524	276,428
Total current assets		8,094,100	62,745,468	10,723,767
Plant and equipment, net		10,286	79,737	64,509
Operating lease right-of-use assets, net		210,102	1,628,712	3,486,556
Deferred offerings costs		897,155	6,954,748
Other non-current assets		113,440	879,384	879,384
Prepaid expenses - non-current		104,306	808,578
Total non-current assets		1,335,289	10,351,159	4,430,449
Total assets		9,429,389	73,096,627	15,154,216
Current Liabilities
Payables to customers		3,254,404	25,228,143	3,802,657
Accruals and other current liabilities		164,825	1,277,725	626,608
Contract liabilities		441,398	3,421,720	30,000
Income taxes payable		913	7,078	7,078
Operating lease liabilities - current		204,389	1,584,423	1,896,384
Amount due to a director		2,552	19,783	9,783
Total current liabilities		4,068,481	31,538,872	6,372,510
Contract liabilities non current		113,691	881,335
Operating lease liabilities - non-current				1,584,423
Total non-current liabilities		113,691	881,335	1,584,423
Total liabilities		4,182,172	32,420,207	7,956,933
Commitments and Contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	4,226	32,758	32,758
Additional paid-in capital		14,185,661	109,967,241	99,967,241
Accumulated deficit		(8,942,670)	(69,323,579)	(92,802,716)
Total shareholders' equity		5,247,217	40,676,420	7,197,283
Total liabilities and shareholders' equity		$ 9,429,389	73,096,627	15,154,216
Cayson Acquisition Corp [Member]
Current Assets
Cash and cash equivalents			63,670	465,254
Prepaid expenses			88,317	129,496
Total current assets			151,987	594,750
Prepaid expenses - non-current				66,158
Cash and investments held in trust account			64,487,925	60,752,079
Total non-current assets			64,487,925	60,818,237
Total assets			64,639,912	61,412,987
Current Liabilities
Accrued offering costs				65,000
Accrued expenses			109,330	38,025
Total current liabilities			1,309,330	103,025
Deferred underwriting commission payable			2,100,000	2,100,000
Total liabilities			3,409,330	2,203,025
Commitments and Contingencies
Ordinary shares subject to possible redemption 6,000,000 shares at a redemption value of $10.75 and $10.13 per share as of December 31, 2025 and December 31, 2024, respectively			64,487,925	60,752,079
SHAREHOLDERS’ EQUITY
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, value			183	183
Additional paid-in capital
Accumulated deficit			(3,257,526)	(1,542,300)
Total shareholders' equity			(3,257,343)	(1,542,117)
Total liabilities and shareholders' equity			64,639,912	61,412,987
Cayson Acquisition Corp [Member] | Nonrelated Party [Member]
Current Liabilities
Promissory note			900,000
Cayson Acquisition Corp [Member] | Related Party [Member]
Current Assets
Deposits and other receivables, net of allowance			0	0
Current Liabilities
Promissory note			$ 300,000

[1]	Retroactively restated for effect of share reorganization (see Note 1)